CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of condensed balance sheets

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands, except for number of shares and per share data)
ASSETS
Current assets
Cash and cash equivalents	197,381	186,825	27,087
Amounts due from subsidiaries	320,996	282,687	40,986
Total current assets	518,377	469,512	68,073
Non-current assets
Investments in subsidiaries, the VIE and VIE’s subsidiaries	99,670	306,751	44,475
Other non-current assets	—	2,382	345
Total non-current assets	99,670	309,133	44,820
Total assets	618,047	778,645	112,893
LIABILITIES
Current liabilities
Amounts due to the VIE	1,140	2,092	303
Accrued expenses and other current liabilities	8,536	7,101	1,030
Total current liabilities	9,676	9,193	1,333
Total liabilities	9,676	9,193	1,333
SHAREHOLDERS’ EQUITY
Ordinary shares (par value of US$0.0001 per share, 700,000,000 Class A shares authorized as of December 31, 2021 and December 31, 2022; 125,122,382 Class A shares issued and 123,852,667 outstanding as of December 31, 2021; 125,122,382 Class A shares issued and 121,722,467 outstanding as of December 31, 2022; 200,000,000 Class B shares authorized, 144,000,000 Class B ordinary shares issued and outstanding as of December 31, 2021 and December 31, 2022; 100,000,000 shares (undesignated) authorized, nil shares (undesignated) issued and outstanding as of December 31, 2021 and December 31, 2022)	185	185	27
Additional paid-in capital	1,066,052	1,079,099	156,455
Treasury stock	(164)	(7,123)	(1,033)
Accumulated other comprehensive income (loss)	(34,677)	10,497	1,522
Accumulated deficit	(423,025)	(313,206)	(45,411)
Total shareholders’ equity	608,371	769,452	111,560
Total liabilities and shareholders’ equity	618,047	778,645	112,893

Schedule of condensed statements of results of operations and cash flows

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Operating expenses
General and administrative expenses	(6,335)	(22,755)	(18,993)	(2,754)
Total operating expenses	(6,335)	(22,755)	(18,993)	(2,754)
Operating loss	(6,335)	(22,755)	(18,993)	(2,754)
Share of income (losses) from subsidiaries, the VIE and VIE’s subsidiaries	(31,142)	(15,874)	126,241	18,303
Other income, net	1	1,578	2,571	373
Income (loss) before income taxes	(37,476)	(37,051)	109,819	15,922
Income tax expenses	—	—	—	—
Net income (loss)	(37,476)	(37,051)	109,819	15,922
Accretion to redemption value of contingently redeemable ordinary shares	(10,792)	—	—	—
Net income (loss) attributable to ordinary shareholders	(48,268)	(37,051)	109,819	15,922
Total comprehensive income (loss)	(59,337)	(49,867)	154,993	22,472

Net cash provided by (used in) operating activities	970	(15,837)	(18,992)	(2,754)
Net cash provided by (used in) investing activities	(522,278)	127,514	(1,655)	(240)
Net cash provided by (used in) financing activities	632,732	313	(6,956)	(1,009)
Effect of exchange rate changes on cash and cash equivalents	(22,246)	(3,787)	17,047	2,472
Net change in cash and cash equivalents	89,178	108,203	(10,556)	(1,531)
Cash and cash equivalents at the beginning of the year	—	89,178	197,381	28,618
Cash and cash equivalents at the end of the year	89,178	197,381	186,825	27,087